General information	6 Months Ended
Jun. 30, 2025
General Information And Significant Events Of Period
General information

Note 1	General information
1.1 Corporate Information
Valneva SE (the Company) together with its subsidiaries (the Group or Valneva) is a specialty vaccine company that develops, manufactures and commercializes prophylactic vaccines for infectious diseases addressing unmet medical needs.
The Company takes a highly specialized and targeted approach, applying deep expertise across multiple vaccine modalities, focused on providing either first-, best- or only-in-class vaccine solutions. Valneva has a strong track record of advancing multiple vaccines from early R&D to approval.
Valneva currently markets three proprietary travel vaccines as well as certain third-party vaccines leveraging the Company’s established commercial infrastructure. Revenues from the growing commercial business help fuel the continued advancement of the Company’s vaccine pipeline. This includes:
•the only Lyme disease vaccine candidate in advanced clinical development, which is partnered with Pfizer,
•the Company’s single-shot vaccine against the chikungunya virus, for which Valneva is continuing to generate additional clinical data to support label extensions,
•the world’s most clinically advanced tetravalent bioconjugate vaccine candidate against shigellosis,
•an optimized vaccine candidate against the Zika virus
•and pre-clinical vaccine candidates targeting other global public health threats.

As at June 30, 2025, the Group’s portfolio includes three commercial vaccines:
▪IXIARO (also marketed as JESPECT), indicated for the prevention of Japanese encephalitis;
▪DUKORAL, indicated for the prevention of cholera, and, in some countries, prevention of diarrhea caused by enterotoxigenic Escherichia coli (ETEC); and
▪IXCHIQ, Valneva’s single-shot vaccine indicated for the prevention of disease caused by the Chikungunya virus.
The Company is registered at 6 rue Alain Bombard, 44800 Saint-Herblain, France. Valneva has operations in Austria, Sweden, the United Kingdom, France, Canada and the United States and around 700 employees worldwide.
Valneva SE is a public company listed on Euronext Paris (symbol: VLA) and on the Nasdaq Global Select Market (symbol: VALN).

Significant events of the period and significant agreements
IXIARO new Supply Contract with the U.S. Government
On January 30, 2025 Valneva USA, Inc. signed a new $32.8 million contract with the United States (U.S.) Department of Defense (DoD) for the supply of Valneva’s Japanese encephalitis (JE) vaccine, IXIARO. Under this new one year contract, the DoD will buy a minimum of $32.8 million worth of IXIARO vaccines and has the possibility to purchase additional doses during the twelve months following the signing date.

Valneva Received Marketing Authorization in the UK for its Chikungunya Vaccine, IXCHIQ
On February 5, 2025 Valneva SE announced that the UK's Medicines and Healthcare products Regulatory Agency (MHRA) has granted marketing authorization for its chikungunya vaccine IXCHIQ. Based on successful Phase 3 data, the single-dose vaccine provides long-lasting protection against chikungunya virus in adults aged 18 and older. This approval marked the fourth regulatory clearance for IXCHIQ.

Valneva Renews its Sales Agreement in connection with its Existing At-the-Market (ATM) Program
On March 26, 2025 Valneva SE announced the filing of a prospectus supplement with the U.S. SEC as part of the renewal of its registration statement on Form F-3, related to its existing At-the-Market (ATM) offering program. The ATM Program, originally established in August 2022, allows Valneva to offer and sell up to $75 million in American Depositary Shares (ADS), each representing two ordinary shares. Sales may occur through Jefferies LLC, acting as sales agent, and will be subject to market conditions and regulatory limits. The Company is not obligated to sell any ADS under the program, which retains terms similar to the original 2022 agreement.
The Group issued 4.75 million shares in April 2025 followed by an additional issuance of 2.92 million shares in May 2025 and raised €21.0 million under the ATM program, which was offset by €0.9 million transaction costs. As at June 30, 2025, after the capital increase, the number of shares issued were 170,188,190 compared to 162,521,524 as at December 31, 2024.

Valneva and LimmaTech Announced First Vaccination in Phase 2 Infant Study of Tetravalent Shigella Vaccine Candidate S4V2
On April 9, 2025 Valneva SE and LimmaTech Biologics AG announced the vaccination of the first participant in a Phase 2 study evaluating Shigella4V2 (S4V2), the most clinically advanced tetravalent bioconjugate vaccine candidate against shigellosis. The trial will assess the safety and immunogenicity of S4V2 in approximately 110 nine-month-old infants in Kenya, aiming to identify the optimal dose for a Phase 3 trial. Shigellosis is a major global health concern, particularly for children under five, and this study, funded by the Gates Foundation, is expected to deliver results in the second half of 2025.

Valneva Received First Marketing Authorization for IXCHIQ in a Chikungunya Endemic Country
On April 14, 2025 Valneva SE announced that Brazil's Health Regulatory Agency (ANVISA) granted marketing authorization for IXCHIQ, marking the first approval of a chikungunya vaccine in an endemic country. This also marked a significant step in Valneva's strategy to expand vaccine access, with support from CEPI and the European
Union. IXCHIQ is already approved in several countries, including the U.S., EU, Canada, and the UK, and Valneva is collaborating with Instituto Butantan to ensure access in Latin America.
Valneva Announces Exclusive Vaccine Marketing and Distribution Agreement for Germany with CSL Seqirus
On June 26, 2025 Valneva Austria GmbH and Valneva Sweden AB entered into exclusive agreements with CSL Seqirus for the marketing and distribution of Valneva’s three vaccines in Germany. Starting in July 2025, CSL Seqirus will commercialize Valneva's chikungunya vaccine IXCHIQ, followed by IXIARO and DUKORAL in 2026. This agreement replaces Valneva's previous partnership with Bavarian Nordic and has a term of three years.
1.2 Group information
The following list shows all subsidiaries held by the Company directly or indirectly:

Name	Country of incorporation	Consolidation Method	Interest held as at
			June 30, 2025	December 31, 2024
Vaccines Holdings Sweden AB	SE	Full Consolidation	100%	100%
Valneva Austria GmbH	AT	Full Consolidation	100%	100%
Valneva Canada Inc.	CA	Full Consolidation	100%	100%
Valneva France SAS	FR	Full Consolidation	100%	100%
Valneva Scotland Ltd.	UK	Full Consolidation	100%	100%
Valneva Sweden AB	SE	Full Consolidation	100%	100%
Valneva UK Ltd.	UK	Full Consolidation	100%	100%
Valneva USA, Inc.	US	Full Consolidation	100%	100%
VBC 3 Errichtungs GmbH	AT	Full Consolidation	100%	100%
The closing date for the consolidated financial statements is December 31 of each year.
The Company’s site in Saint-Herblain (Nantes, France) includes general and administrative functions as well as research and development facilities. Valneva SE also has a site in Lyon which operates commercial activities.
Vaccines Holdings Sweden AB (Solna, Sweden) is the holding company of Valneva Sweden AB, also located in Solna, which manufactures DUKORAL and commercializes DUKORAL, IXIARO and IXCHIQ in the Nordic countries.
Valneva Austria GmbH (Vienna, Austria) focuses on pre-clinical and clinical development activities of vaccines. The facilities accommodate departments for pre-clinical R&D, technical/clinical product development, quality and regulatory affairs, general and administrative as well as commercial functions. Valneva Austria GmbH commercializes IXIARO, DUKORAL, IXCHIQ and third-party products such as Rabipur/RabAvert and Encepur. Also, Valneva Austria GmbH is involved in external manufacturing steps of IXCHIQ.
Valneva Canada Inc., located in Kirkland, Canada, commercializes IXIARO, DUKORAL, IXCHIQ and third-party products such as KAMRAB.
Valneva France SAS (Lyon, France) commercializes IXIARO, DUKORAL, IXCHIQ and third-party products such as Rabipur/RabAvert and Encepur.
Valneva Scotland Ltd. (Livingston, Scotland, United Kingdom) is primarily involved in the production of IXIARO and IXCHIQ.
Valneva UK Ltd. (Fleet, England, United Kingdom) commercializes DUKORAL, IXIARO and IXCHIQ.
Valneva USA, Inc. (Bethesda, Maryland, USA) focuses on the commercialization of IXIARO and IXCHIQ to the U.S. military and the U.S. private market.
VBC 3 Errichtungs GmbH (Vienna, Austria), owns the administration and research building used by Valneva Austria GmbH.